Report of Directors Corporate Governance	12 Months Ended
Dec. 31, 2022
Report Of Directors Corporate Governance [Abstract]
Disclosure of audited information included in report of directors corporate governance
Determining executive Directors’ incentive outcomes
(Audited)
For any annual incentive award to be made, each executive Director must achieve a minimum standard of conduct and values-aligned behaviour. For 2022, both executive Directors met this requirement.
The award is determined by applying the outcome of their annual incentive scorecard to the maximum opportunity, which was set at 215% of salary. The scorecard measures, weightings and targets were determined at the start of the financial year taking into account the Group’s plan for 2022 and the Group’s strategic priorities and commitments. For strategic measures, the assessment was against targets set for employee diversity, survey results for employee experience and customer satisfaction measures, as well as progress made and momentum generated to achieve our strategic priorities.
The Group’s financial performance was reflected in the achievement against the measures in the executive Directors’ annual scorecards. In particular, the Committee recognised:
•adjusted profit before tax was $24.0bn, which represented an increase of 17% compared with $20.6bn in 2021;
•strong cost controls were demonstrated, despite inflationary pressures and continued investment in technology, with adjusted costs at $30.5bn; and
•RoTE was 9.9%, an improvement on 8.3% in 2021.
Our Employee engagement and Inclusion indices in the Snapshot survey both increased and were above the financial services benchmarks. The percentage of Black heritage colleagues in senior leadership globally increased, as did the percentage of women in senior leadership. For customer satisfaction, NPS performance is assessed with reference to rank movements against our competitors and underlying NPS scores. Performance details for employees and customers measures are set out in the table in the section below.
Overall, this level of performance resulted in a formulaic scorecard outcome of 79.32% of the maximum for Noel Quinn and 76.65% for Ewen Stevenson.
The annual incentive scorecard is also subject to a risk and compliance modifier, which provides the Committee with the discretion to adjust down the overall scorecard outcome. Taking into account the Group’s performance against risk metrics, inputs from the Group Risk Committee and the overall accountability of the executive Directors with regards to specific matters around capital management in the year, the Committee used its judgement and applied a downward adjustment of 5% to Noel Quinn’s annual incentive outcome and 15% to Ewen Stevenson’s. The difference in adjustments reflected the degree of accountability and relative proximity for capital management. This resulted in an adjusted incentive outcome of 75.35% of maximum opportunity for Noel Quinn and 65.15% for Ewen Stevenson. This represented amounts of £2,164,000 for Noel Quinn (2021: £1,590,000) and £1,091,000 for Ewen Stevenson (2021: £978,000).
As detailed in the Chair’s letter, the Committee considered carefully the executive Directors’ pay outcomes in the context of pay decisions made for the wider workforce and determined that these were an appropriate reflection of Group, business and individual performance delivered in 2022.
Annual incentive scorecard assessment
(Audited)

Summary assessment
	Minimum (25% payout)	Maximum (100% payout)		Noel Quinn			Ewen Stevenson
			Performance	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
Group adjusted profit before tax ($bn)	16.66	19.51	24.01	20.00	100.00	20.00	15.00	100.00	15.00
Group lending growth – customer loans and advances (third party)	2.96%	5.93%	1.45%	7.50	—	—	5.00	—	—
Growth in net new invested assets ($bn)	52.36	76.17	79.83	7.50	100.00	7.50	5.00	100.00	5.00
Reported RoTE	3.00%	5.00%	9.90%	15.00	100.00	15.00	15.00	100.00	15.00
Group adjusted cost total ($bn)	30.87	29.47	30.47	10.00	46.43	4.64	10.00	46.43	4.64
Customer satisfaction	See following tables for commentary			15.00	60.33	9.05	15.00	60.33	9.05
Employee experience				15.00	87.50	13.13	15.00	87.50	13.13
Personal objectives				10.00	100.00	10.00	20.00	74.15	14.83
Total				100.00		79.32	100.00		76.65
Annual incentive formulaic outcome (000)						£2,278			£1,284
Risk adjustments as a result of Committee judgement (000)						£(114) 5%			£(193) 15%
Annual incentive (000)						£2,164			£1,091
Single figure of remuneration
(Audited)
The following table shows the single figure of total remuneration of each executive Director for 2022, together with comparative figures.

Single figure of remuneration
	Noel Quinn		Ewen Stevenson
(£000)	2022	2021	2022	2021
Base salary[1]	1,329	1,288	775	751
Fixed pay allowance (’FPA’)[1]	1,700	1,700	1,085	1,062
Cash in lieu of pension	133	129	77	75
Taxable benefits[2]	119	95	7	3
Non-taxable benefits[2]	86	71	50	42
Total fixed	3,367	3,283	1,994	1,933
Annual incentive	2,164	1,590	1,091	978
Notional returns[3]	31	22	—	—
Replacement award[4]	—	—	1,180	754
Long term incentive[5]	—	—	436	—
Total variable	2,195	1,612	2,707	1,732
Total fixed and variable	5,562	4,895	4,701	3,665
1    Executive Directors made the personal decision to donate 100% of their base salary increases for 2021 to charity. Ewen Stevenson also donated his FPA increase for 2021 to charity. Figures in the table above are the gross figures before charitable donations.
2    Taxable benefits include the provision of medical insurance, car and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.
3    The deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
4    In 2019, Ewen Stevenson was granted replacement awards to replace unvested awards, which were forfeited as a result of him joining HSBC. The awards, in general, match the performance, vesting and retention periods attached to the awards forfeited. The values included in the table for 2022 relate to his 2018 replacement award granted by the Royal Bank of Scotland Group plc, now renamed as NatWest Group plc ('NatWest') for performance year 2018 and was subject to a pre-vest performance test assessed and disclosed by NatWest in its Annual Report and Accounts 2021 (page 158). As no adjustment was proposed for Ewen Stevenson by NatWest, a total of 241,988 shares granted in respect of his 2018 replacement award ceased to be subject to performance conditions. These awards were granted at a share price of £6.643 and the HSBC share price was £4.8772 when the first tranche of these awards vested and all tranches were no longer subject to performance conditions, with no value attributable to share price appreciation. The values included in the table for 2021 are explained in the Annual Report and Accounts 2021.
5    An LTI award over 476,757 shares was made in February 2020 (in respect of 2019) at a share price of £5.6220 for which the performance period ended on 31 December 2022. The value has been computed based on a share price of £4.816, the average share price during the three-month period to 31 December 2022. There is no value attributable to share price appreciation. See the following section for details of the assessment outcomes, which resulted in 19% vesting due to performance.
Benefits
The values of the significant benefits in the single figure table are set out in the following table[1]. The insurance benefit for Noel Quinn has increased year on year because of the increase in premium at annual renewal.

	Noel Quinn
(£000)	2022	2021
Insurance benefit (non-taxable)	82	67
Car and driver (UK and Hong Kong)	69	87
1    The insurance and car benefits for Ewen Stevenson are not included in the above table as they were not deemed significant.
Long-term incentive (’LTI’) awards
(Audited)
LTI awards over 2020 to 2022 performance period
The 2019 LTI award was granted to Ewen Stevenson in February 2020. Noel Quinn did not receive a 2019 LTI award. Based on the performance outcome, 90,584 shares will vest for Ewen Stevenson. The awards will vest in five equal annual instalments commencing in February 2023.
The Committee is mindful of executives not experiencing ’windfall gains’ through the granting of LTI awards when a share price is particularly low. We introduced an upfront windfall gains check for 2020 LTI awards. The Committee agreed that if the LTI grant share price experienced a greater than 30% decline since the previous grant, that an adjustment percentage equal to half the share price percentage decline would be applied to the awards to mitigate the potential for windfall gains. Although this was not in place for the 2019 LTI award, no pre-grant adjustment would have been applied if it had been. The value of awards at vesting is less than at grant and the Committee determined that there are no windfall gains to consider for this award.

Assessment of the 2019 LTI award (performance period 1 January 2020 to 31 December 2022)
Measures (weighting)[1]	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
Average RoTE with CET1 underpin[2] (33.3%)	10.0%	11.0%	12.0%	9.9%	0.0%	0.00%
Relative TSR[3] (33.3%)	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	Below median	0.0%	0.00%
Customers (33.3%)
Performance was assessed by the Committee based on:
•customer satisfaction scores at the start and end of the three-year performance period for our global businesses in home and scale markets, which resulted in a formulaic 64% outcome. This comprised:
–UK and Hong Kong (assessed at 58%) – in WPB and CMB, we were ranked in first and second place in Hong Kong, with improved NPS scores. In GBM, our global NPS improved and our global rank remained in fifth;
–Digital markets (assessed at 77%) – in WPB and CMB digital markets, we were ranked in top three positions in Hong Kong, and in GBM globally, our digital trade finance platforms were ranked in first place; and
–Key growth markets (assessed at 56%) – in WPB, our NPS increased in mainland China, Singapore and Mexico, and in India saw a small decline, and in CMB, our NPS increased in Mexico, with slight decreases in the other markets, but our rank positions in all four markets were in the top three against competitors.
•progress against customer objectives linked to our strategy over 2020 to 2022. It was determined that it broadly represented target performance and therefore 50% of this element was achieved. The main items driving this assessment are our growth in international and Premier customers and in specific growth markets, where our overall performance has been broadly in line with plan and expectations.
These two percentages (64% and 50%) averaged to 57%.
					57.0%	19.00%
Total						19.00%
1 Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2 Assessed based on RoTE in the 2022 financial year, which was not met. The CET1 underpin was met.
3 The peer group was: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.
LTI awards over 2023 to 2025 performance period
After taking into account performance for 2022, the Committee decided to grant Noel Quinn an LTI award of £4,275,000.
The 2022 LTI awards will have a three-year performance period starting 1 January 2023. During this period, performance will be assessed based on four equally weighted measures: two financial measures to incentivise value creation for our shareholders; a measure linked to our climate ambitions; and relative total shareholder return (’TSR’). This is consistent with the measures used for our last LTI awards.
The Committee regularly reviews the TSR peer group to ensure it remains an appropriate performance comparison, taking into account strategic shifts in our geographical and business mix, notably future growth investment in Asia and wealth business. Following feedback from some of our shareholders, the Committee reviewed the TSR performance peer group, with the objective of including more Asian peers to better reflect the balance of markets and businesses of the Group. The new peer group will be used for the relative TSR measure for LTI awards for the 2023 to 2025 performance period and now includes Bank of China (Hong Kong), China Merchants Bank and OCBC Bank. No change will be made to the performance peer group for subsisting LTI awards.

The LTI continues to be subject to a risk and compliance modifier, which gives the Committee the discretion to adjust down the overall outcome to ensure that the Group operates soundly when achieving its financial targets. For this purpose, the Committee will receive information including any risk metrics outside of tolerance for a significant period of time and any risk management failures that have resulted in significant customer detriment, reputational damage and/or regulatory censure.
The RoTE and capital reallocation to Asia measures are also subject to a CET1 underpin. If the CET1 ratio at the end of the performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for these measures will be reduced to nil.
As the awards are not entitled to dividend equivalents in accordance with regulatory requirements, the number of shares to be awarded will be adjusted to reflect the expected dividend yield of the shares over the vesting period.
To the extent performance conditions are satisfied at the end of the three-year performance period, the awards will vest in five equal annual instalments commencing from around the third anniversary of the grant date. On vesting, shares equivalent to the net number of shares that have vested (after those sold to cover any income tax and social security payable) will be held for a retention period of up to one year, or such period as required by regulators.

Performance conditions for LTI awards in respect of 2022 (performance period 1 January 2023 to 31 December 2025)
Measures[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE with CET1 underpin[2]		13.0%	14.3%	15.5%	25.0
Capital reallocation to Asia with CET1 underpin[3]		49.0%	50.5%	52.0%	25.0
Transition to net zero[4]	Carbon reduction (own emissions)	64.0%	68.0%	72.0%	25.0
	Sustainable finance and investment	$588.0bn	$700.0bn	$756.0bn
Relative TSR[5]		At the median of the peer group	Straight-line vesting between minimum and maximum	At the upper quartile of the peer group	25.0
Subject to risk and compliance modifier
1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period. This metric will be subject to the CET1 underpin.
3    To be assessed based on share of Group tangible equity (on a reported basis and excluding associates) allocated to Asia by 31 December 2025. This metric will be subject to the CET1 underpin.
4    Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2025 using 2019 as the baseline. The sustainable finance and investment metric will assess the cumulative amount provided and facilitated over the period ending 31 December 2025.
5    The peer group for the 2022 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings, JP Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Scheme interests awarded during 2022
(Audited)
The table below sets out the scheme interests granted to executive Directors during 2022 in respect of performance year 2021, as disclosed in the 2021 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2022
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1] £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Noel Quinn	LTI deferred shares[2]	% of salary[2]	28 February 2022	5,290	25	983,339	31 December 2024
Ewen Stevenson	LTI deferred shares[2]	% of salary[2]	28 February 2022	3,086	25	573,674	31 December 2024
1The face value of the award has been computed using HSBC’s closing share price of £5.380 taken on 25 February 2022. LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. On vesting, awards will be subject to a one-year retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award.
2    In line with regulatory requirements, scheme interests awarded during 2022 were not eligible for dividend equivalents. In accordance with the remuneration policy approved by shareholders at the 2019 AGM, the LTI award was determined at 320% of salary for Noel Quinn and 320% of salary for Ewen Stevenson. The number of shares to be granted was determined by taking HSBC’s closing share price of £5.380 taken on 25 February 2022, and applying a discount based on HSBC’s expected dividend yield of 5% per annum for the vesting period (£4.201).
The above table does not include details of shares issued as part of the fixed pay allowance and shares issued as part of the 2021 annual incentive award that vested on grant and were not subject to any further service or performance conditions. Details of the performance measures and targets for the 2021 LTI award are below:

Performance conditions for LTI awards in respect of 2021 (performance period 1 January 2022 to 31 December 2024) (Audited)
Measures[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET[1] underpin)[2]		8.0%	9.5%	11.0%	25.0
Capital reallocation to Asia (with CET1 underpin)[3]		46.0%	48.0%	50.0%	25.0
Environment and sustainability[4]	Carbon reduction	52.0%	56.0%	60.0%	25.0
	Sustainable finance and investment	$285.0bn	$340.0bn	$370.0bn
Relative TSR[5]		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	25.0
1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2    To be assessed based on RoTE at the end of the performance period. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of the performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
3    To be assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2024. This metric will be subject to the CET1 underpin outlined above.
4    Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2024 using 2019 as the baseline. The sustainable finance and investment metric will assess cumulative financing provided over the period commencing on 1 January 2020 and ending on 31 December 2024.
5    The peer group for the 2021 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.
Executive Directors’ interests in shares
(Audited)
The shareholdings of executive Directors in 2022, including the shareholdings of their connected persons, at 31 December 2022 (or the date they stepped down from the Board, if earlier) are set out below. The following table shows the comparison of shareholdings with the company shareholding guidelines. There have been no changes in the shareholdings of the executive Directors from 31 December 2022 to the date of this report.
Individuals have five years from their appointment date to build up the recommended levels of shareholding. In line with investor guidance, for executive Directors, unvested shares that are not subject to forward-looking performance conditions (on a net of tax basis) will count towards their shareholding requirement under the shareholder-approved policy.
The Committee reviews compliance with the shareholding requirement and has full discretion in determining if any unvested shares should be taken into consideration for assessing compliance with this requirement, taking into account shareholder expectations and guidelines. The Committee also has full discretion in determining any penalties for non-compliance.
With regard to post-employment shareholding arrangements, we believe that our remuneration structure achieves the objective of ensuring there is ongoing alignment of executive Directors' interests with shareholder experience post-cessation of their employment due to the following features of the policy:
•Shares delivered to executive Directors as part of the fixed pay allowance have a five-year retention period, which continues to apply following a departure of an executive Director.
•Shares delivered as part of an annual incentive award are subject to a one-year retention period, which continues to apply following a departure of an executive Director.
•LTI awards have a seven-year vesting period with a one-year post-vesting retention period, which is not accelerated on departure. The weighted average holding period of an LTI award within HSBC is therefore six years, in excess of the five-year holding period typically implemented by FTSE-listed companies. When an executive Director ceases employment as a good leaver under our policy, any LTI awards granted will continue to be released over a period of up to eight years, subject to the outcome of performance conditions.
HSBC operates a policy under which individuals are not permitted to enter into any personal hedging strategies in relation to HSBC shares subject to a vesting and/or retention period.

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2022[2] (% of salary)	At 31 Dec 2022
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions[4]	with performance conditions[5]
Executive Directors
Noel Quinn[6]	400%	513%	1,422,650	—	415,771	2,101,893
Ewen Stevenson[6]	300%	658%	1,064,626	—	383,587	1,687,628
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2    The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2022 (£4.816).
3    At 31 December 2022, Noel Quinn and Ewen Stevenson did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4    The amount for Ewen Stevenson reflects the award granted in May 2019, replacing the 2015 to 2018 LTIs forfeited by the Royal Bank of Scotland Group plc, now renamed as NatWest Group plc (’NatWest’), and is subject to any performance adjustments assessed and disclosed in the relevant NatWest Annual Report and Accounts.
5    LTI awards granted in February 2021 and 2022 are subject to the performance conditions as set out in the preceding sections above.
6    Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment (Noel Quinn and Ewen Stevenson were appointed on 5 August 2019 and 1 January 2019, respectively).
Total pension entitlements
(Audited)
No employees who served as executive Directors during the year have a right to amounts under any HSBC final salary pension scheme for their services as executive Directors or are entitled to additional benefits in the event of early retirement. There is no retirement age set for Directors, but the normal retirement age for colleagues is 65.
Payments to past Directors
(Audited)
No payments were made to, or in respect of, former Directors in the year in excess of the minimum threshold of £50,000 set for this purpose.
Payments for loss of office
(Audited)
Departure terms for Ewen Stevenson
Ewen Stevenson is leaving the Group on 30 April 2023. He will receive payments totalling £703,519 from the Group in lieu of his base salary and pension allowance from 1 January until 25 October 2023. He will also receive his fixed pay allowance in respect of the same period, which totals £885,836, and will be awarded in immediately vested shares. The fixed pay allowance will be subject to a retention period and released on a pro-rata basis over five years.
Ewen Stevenson will not be eligible for an LTI award in respect of the 2022 performance year, or any annual incentive award in respect of the 2023 performance year.
In accordance with the contractual terms agreed and our approved Directors’ remuneration policy, Ewen Stevenson was granted good leaver status in respect of his outstanding unvested share awards. Good leaver status is conditional upon him not taking up a role with a defined list of competitor financial services firms for a year from his departure date. As a good leaver, his deferred share awards will continue to vest and be released on their scheduled vesting dates, subject to the relevant terms (including post-vesting retention periods, malus and, where applicable, clawback). Any vesting of his LTI awards will be pro-rated for the period up to the departure date and will be subject to the relevant terms (including post-vesting retention periods, malus and clawback) and the achievement of the required performance conditions. For this purpose, his 2020 and 2021 LTI awards have been pro-rated for time with the maximum number of shares, being 495,597 and 254,966 respectively, still subject to performance.
The Group will make a contribution towards Ewen Stevenson's legal fees incurred in connection with his departure arrangements. In line with the Directors' remuneration policy, Ewen Stevenson will be eligible to receive certain post-departure benefits for a period of up to seven years after the departure date.
Ewen Stevenson will receive no other compensation or payment for the termination of his service agreement or his ceasing to be a Director of the Group.
No other payments for loss of office were made to, or in respect of, former or current Directors in the year.
Non-executive Directors
(Audited)
The following table shows the total fees and benefits of non-executive Directors for 2022, together with comparative figures for 2021.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2022	2021	2022	2021	2022	2021
Geraldine Buckingham[3]	155	—	—	—	155	—
Rachel Duan[4]	225	67	5	—	230	67
Dame Carolyn Fairbairn[5]	265	80	1	—	266	80
James Forese[6]	689	572	—	—	689	572
Steven Guggenheimer	262	250	10	—	272	250
Irene Lee[7]	488	556	—	—	488	556
José Antonio Meade Kuribreña[8]	242	223	14	—	256	223
Pauline van der Meer Mohr[9]	92	291	18	—	110	291
Eileen Murray[10]	262	266	—	—	262	266
David Nish	477	482	22	10	499	492
Jackson Tai	377	350	25	—	402	350
Mark Tucker	1,500	1,500	113	33	1,613	1,533
Total (£000)	5,034	4,637	208	43	5,242	4,680
Total ($000)	6,199	5,710	256	53	6,455	5,763
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. No travel allowance was paid to non-executive Directors during 2021 due to travel restrictions. The payment of the travel allowance of £4,000 per annum (pro-rata) was paid following the resumption of travel by the Board in 2022.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Appointed to the Board and the Group Nomination & Corporate Governance Committee on 1 May 2022, and appointed as a member of the Group Remuneration Committee and Group Risk Committee on 1 June 2022.
4Appointed as a member of the Group Audit Committee on 1 June 2022.
5Appointed as Chair of the Group Remuneration Committee effective 29 April 2022.
6Stepped down as a member of the Group Audit Committee on 1 June 2022 and joined the Group Risk Committee on 1 June 2022. Includes fees of £447,000 (2021: £332,000) in relation to his role as Chair of HSBC North America Holdings, Inc. This fee was deferred for 2022.
7Retired from the Board effective 29 April 2022. Includes fees of £434,000 (2021: £380,000) in relation to her roles as non-executive Director and Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited and non-executive Chair, Nomination Committee Chair and member of the Audit, Risk and Remuneration Committees of Hang Seng Bank Limited.
8Retired from the Group Risk Committee on 1 June 2022. Appointed as the designated workforce engagement non-executive Director on 1 June 2022.
9Retired from the Board effective 29 April 2022.
10    Retired from the Group Risk Committee on 1 June 2022, and appointed as a member of Group Audit Committee on 1 June 2022.
Non-executive Directors’ interests in shares
(Audited)
The shareholdings of persons who were non-executive Directors in 2022, including the shareholdings of their connected persons, at 31 December 2022, or date of cessation as a Director if earlier, are set out below.
Non-executive Directors are expected to meet the shareholding guidelines within five years of the date of their appointment. All non-executive Directors who had been appointed for five years or more at 31 December 2022 met the guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham (appointed to the Board on 1 May 2022)	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Steven Guggenheimer	15,000	15,000
Irene Lee (retired on 29 Apr 2022)	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Eileen Murray	15,000	75,000
David Nish	15,000	50,000
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr (retired on 29 Apr 2022)	15,000	15,000